UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03326

Morgan Stanley U.S. Government Money Market Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York                10036
(Address of principal executive offices)                (Zip code)

John H. Gernon
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: January 31,

Date of reporting period: July 31, 2023

Item 1 - Report to Shareholders

Morgan Stanley U.S. Government
Money Market Trust

Semi-Annual Report

July 31, 2023

Morgan Stanley U.S. Government Money Market Trust

Table of Contents (unaudited)

Welcome Shareholder	3
Fund Report	4
Expense Example	8
Portfolio of Investments	9
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Notes to Financial Statements	16
Financial Highlights	25
Investment Advisory Agreement Approval	27
U.S. Customer Privacy Notice	30
Trustees and Officers Information	Back Cover

Welcome Shareholder,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Morgan Stanley U.S. Government Money Market Trust (the "Fund") performed during the latest six month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that a mutual fund will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Report (unaudited)

For the six months ended July 31, 2023

Market Conditions

The Federal Open Market Committee (FOMC or Committee) of the U.S. Federal Reserve (the Fed) voted unanimously to increase the federal funds target rate by 0.25% to a range of 4.50% to 4.75% at the conclusion of its February 2023 meeting. The Committee noted that further rate hikes are "appropriate" in order to achieve "sufficiently restrictive" policy. The FOMC modified their messaging: in the prior meeting's post-meeting statement, it had previously discussed the "pace" of future rate increases, but in February 2023 referred to the "extent" of future increases. This change didn't seem overly impactful on the surface, but it pointed to a Fed that was beginning to approach the end of its rate hiking cycle. Fed officials continued to monitor the economic outlook in effort to position policy accordingly. Market participants expected the Fed to continue raising rates into early summer 2023, as January 2023's employment figures far exceeded expectations.

At the March 2023 meeting, the FOMC voted unanimously to increase the federal funds target rate by 0.25% to a range of 4.75% to 5.00%. During the month, several regional banks came under significant pressure to meet withdrawals. The Fed and U.S. Treasury acted swiftly, securing uninsured deposits and preventing widespread contagion by announcing a newly created Bank Term Funding Program. The new facility made additional funding available to ensure banks have the ability to meet the needs of their depositors. On the back of this announcement, the FOMC press release noted that the U.S. banking system was "sound and resilient," but these stresses were likely to result in tighter financial conditions and impact economic activity.

In the first quarter of 2023, U.S. gross domestic product (GDP) grew 2.00% (annualized).(i) The jobs market remained strong, despite the Fed's aggressive pace of interest rate hikes. Monthly non-farm payrolls averaged 295,000 jobs per month added to the economy in the first three months of 2023, and the unemployment rate was 3.50% as of March 2023.(ii)

The FOMC voted unanimously to increase the federal funds target rate by 0.25% to a range of 5.00% to 5.25% at the conclusion of its May 2023 meeting. The press release was relatively unchanged from the prior meeting; however, it now included a softer stance on forward guidance. Concerns around regional banks continued to flare as J.P. Morgan purchased First Republic Bank after U.S. regulators took control. Market participants believed the Fed was likely to hold its policy rate steady at its June 2023 meeting as it paused to interpret incoming data, with employment remaining tight and inflation still running above target.

This pause materialized at the June 2023 meeting, as expected. The FOMC voted unanimously to maintain the federal funds target range at 5.00% to 5.25%. This was the first time since March 2022 that the Committee left rates unchanged. Market participants attempted to grasp whether this signaled a longer-term pause in policy rate movements.

(i)  Source for all GDP data used in this report: Bureau of Economic Analysis.

(ii)  Source for all employment data used in this report: Bureau of Labor Statistics.

The June 2023 meeting also included an update of the Fed's summary of economic projections. The dot plot showed officials' median projection for the benchmark rate at the end of 2023 increased 0.50% to 5.60%. The 2023 median GDP growth projection was upgraded 0.60% to 1.00%. The 2024 GDP growth forecast was lowered slightly to 1.10%. The 2023 unemployment rate estimate decreased 0.40% to 4.10%. The Fed reduced its median 2023 personal consumption expenditure (PCE) inflation forecast to 3.20% in June, from 3.30% in March. The 2024 PCE projection was unchanged at 2.50%.

In July 2023, the FOMC voted unanimously to increase the federal funds target rate by 0.25% to a range of 5.25% to 5.50%. The accompanying press release included an upgrade to its characterization of economic growth from "modest" to "moderate," but the statement overall was mostly unchanged. The job market remained strong, and inflation continued to run above the Fed's target. In his press conference, Chair Powell explained that the Fed remains data-dependent going forward while market participants grappled with the validity of another hike later in 2023.

Economic data for the second quarter of 2023 continued to point to relative resilience in the U.S. economy. GDP growth picked up to 2.40% (annualized) in the April to June 2023 quarterly period. Monthly non-farm payrolls growth showed signs of slowing, averaging 240,000 jobs per month in the second quarter, while unemployment remained low, at 3.50% as of July 2023.

Performance Analysis

As of July 31, 2023, Morgan Stanley U.S. Government Money Market Trust had net assets of approximately $855.2 million and an average portfolio maturity of 24 days. For the six-month period ended July 31, 2023, the Fund's R Class and S Class shares provided a total return of 2.30%. For the seven-day period ended July 31, 2023, each of the Fund's R Class and S Class shares provided an effective annualized yield of 5.09% a current yield of 4.96%, while its 30-day moving average yield for July for R Class and S Class shares was 4.84%. Yield quotations more closely reflect the current earnings of the Fund than total return quotations. Past performance is no guarantee of future results.

We maintained a short duration bias in the Fund during the reporting period but assumed a gentle duration extension toward the end of the reporting period as we believed we were approaching the end of this interest rate hiking cycle. As of the end of the reporting period, we still found it possible that the Fed could deliver an additional interest rate hike in 2023 as officials continued to navigate inflation normalization, but we believed the heavy lifting had been done. During the period, our portfolio construction allowed us to be opportunistic and nimble in the interest rate hiking environment, and allowed us to capitalize on tactical additions to the Fund across both fixed-rate and floating-rate securities through the secondary market as well as Treasury and agency auctions.

PORTFOLIO COMPOSITION AS OF 07/31/23
Repurchase Agreements	75.2%
U.S. Treasury Securities	14.1
U.S. Agency Securities	10.7
MATURITY SCHEDULE as of 07/31/23
1 - 30 Days	55.4%
31 - 60 Days	2.2
61 - 90 Days	7.1
91 - 120 Days	0.9
121 + Days	34.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. All percentages for portfolio composition and maturity schedule are stated as a percentage of total investments.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy Summary

The Fund has adopted a policy to invest exclusively in obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities in order to qualify as a "government money market fund" under federal regulations. The Fund may also hold cash from time to time. A "government money market fund" is a money market fund that invests at least 99.5% of its total assets in cash, securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or repurchase agreements that are collateralized fully by the foregoing. A "government money market fund" is exempt from requirements that permit money market funds to impose a "liquidity fee" and/or a "redemption gate" that temporarily restricts redemptions. In selecting investments, Morgan Stanley Investment Management Inc. (the "Adviser") seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual Reports and the Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT and monthly holdings for each money market fund on Form N-MFP. Morgan Stanley does not deliver these reports to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR, N-CSRS and N-MFP filings) by accessing the SEC's website, http://www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov).

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 869-6397, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including advisory fees, administration fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 02/01/23 – 07/31/23.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads) or exchange fees.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period(1)
	02/01/23	07/31/23	02/01/23 – 07/31/23
R Class
Actual (2.30% return)	$1,000.00	$1,023.02	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.06	$1.76
S Class
Actual (2.30% return)	$1,000.00	$1,023.03	$1.76
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.06	$1.76

  (1)  Expenses are equal to the Fund's annualized expense ratios of 0.35% and 0.35% for R Class and S Class shares, respectively, multiplied by the average account value over the period and multiplied by 181/365 (to reflect the one-half year period).

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2023 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Repurchase Agreements (75.6%)
$145,000	ABN Amro Securities LLC, (Interest in $1,050,000,000 joint repurchase agreement, 5.31% dated 07/31/23 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,050,154,875 on 08/01/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 05/20/53; valued at $1,080,978,749)	5.31%	08/01/23	$145,000,000
190,000	Bank of America Securities, Inc., (dated 07/31/23; proceeds $190,027,972; fully collateralized by various U.S. Government obligations, 0.75% - 1.75% due 07/31/24 - 04/30/26; valued at $193,800,055)	5.30	08/01/23	190,000,000
145,000	BNP Paribas, (Interest in $1,550,000,000 joint repurchase agreement, 5.30% dated 07/31/23 under which BNP Paribas, will repurchase the securities provided as collateral for $1,550,228,194 on 08/01/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 07/20/53 (a); valued at $1,586,719,884)	5.30	08/01/23	145,000,000
1,000	Norinchukin Bank, (dated 07/27/23; proceeds $1,001,040; fully collateralized by a U.S. Government obligation, 2.75% due 05/31/29; valued at $1,020,022)	5.35	08/03/23	1,000,000

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE
$165,000	Wells Fargo Securities LLC, (Interest in $4,650,000,000 joint repurchase agreement, 5.31% dated 07/31/23 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $4,650,685,875 on 08/01/23. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 08/01/53; valued at $4,789,500,000)	5.31%			08/01/23	$165,000,000
	Total Repurchase Agreements (Cost $646,000,000)					646,000,000
				DEMAND DATE (b)
	U.S. Treasury Securities (14.1%)
	U.S. Treasury Bill
4,792	(c)(d)	5.40		—	09/14/23	4,762,807
1,767	(c)	5.40		—	10/19/23	1,746,327
13,546	(c)	5.41		—	10/19/23	13,389,232
1,980	(c)(d)	5.47		—	11/28/23	1,944,918
13,505	(c)	5.48		—	01/18/24	13,170,666
2,719	(c)(d)	5.49		—	02/01/24	2,647,079
12,165	(c)(d)	5.50		—	02/01/24	11,840,840
	U.S. Treasury Note
14,300	3 Month Treasury Money Market Yield - 0.08%	5.27	(e)	08/01/23	04/30/24	14,294,003
13,022	3 Month Treasury Money Market Yield - 0.02%	5.33	(e)	08/01/23	01/31/24	13,021,242
6,825	3 Month Treasury Money Market Yield + 0.04%	5.38	(e)	08/01/23	10/31/23	6,826,997
2,100	3 Month Treasury Money Market Yield + 0.04%	5.38	(e)	08/01/23	07/31/24	2,099,324
6,701	3 Month Treasury Money Market Yield + 0.13%	5.47	(e)	08/01/23	07/31/25	6,700,700
11,500	3 Month Treasury Money Market Yield + 0.14%	5.48	(e)	08/01/23	10/31/24	11,498,101
11,770	3 Month Treasury Money Market Yield + 0.17%	5.51	(e)	08/01/23	04/30/25	11,776,060
5,140	3 Month Treasury Money Market Yield + 0.20%	5.54	(e)	08/01/23	01/31/25	5,145,540
	Total U.S. Treasury Securities (Cost $120,863,836)					120,863,836

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2023 (unaudited) continued

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (10.7%)
	Federal Farm Credit Bank
$5,000	SOFR + 0.04%	5.34	(e)%	08/01/23	04/29/24	$5,000,000
1,000	SOFR + 0.05%	5.35	(e)	08/01/23	02/15/24	1,000,000
3,000	SOFR + 0.05%	5.35	(e)	08/01/23	04/25/24	3,000,000
1,000	SOFR + 0.06%	5.39	(e)	08/01/23	06/04/24	999,917
1,000	SOFR + 0.10%	5.40	(e)	08/01/23	08/01/24	1,000,000
1,000	SOFR + 0.13%	5.43	(e)	08/01/23	07/09/24	999,954
1,200	3 Month Treasury Money Market Yield + 0.10%	5.44	(e)	08/01/23	01/21/25	1,200,005
2,000	SOFR + 0.15%	5.45	(e)	08/01/23	02/14/25	2,000,000
2,025	SOFR + 0.16%	5.46	(e)	08/01/23	05/02/25	2,025,000
1,300	SOFR + 0.17%	5.47	(e)	08/01/23	07/28/25	1,300,000
900	3 Month Treasury Money Market Yield + 0.14%	5.48	(e)	08/01/23	04/11/25	900,000
2,002	SOFR + 0.19%	5.49	(e)	08/01/23	06/20/25	2,002,000
2,500	SOFR + 0.20%	5.50	(e)	08/01/23	11/24/23	2,500,000
1,000	SOFR + 0.20%	5.50	(e)	08/01/23	12/05/24	1,000,000
	Federal Home Loan Bank
5,000		5.15		—	05/06/24	5,000,000
5,000		5.20		—	03/15/24	5,000,000
2,900		5.28		—	02/27/24	2,815,247
2,600		5.30		—	05/22/24	2,600,000
2,500		5.30		—	05/28/24	2,500,000
5,000		5.34		—	04/26/24	5,000,000
10,500		5.35		—	04/24/24	10,500,000
2,500	SOFR + 0.06%	5.36	(e)	08/01/23	11/24/23	2,500,000
1,900	SOFR + 0.06%	5.36	(e)	08/01/23	02/16/24	1,900,000
2,300	SOFR + 0.06%	5.36	(e)	08/01/23	09/05/23	2,300,000
2,400	SOFR + 0.06%	5.36	(e)	08/01/23	11/28/23	2,400,000
3,900	SOFR + 0.07%	5.37	(e)	08/01/23	09/25/23	3,900,000
3,000	SOFR + 0.08%	5.38	(e)	08/01/23	06/06/24	3,000,000
4,900		5.40		—	05/30/24	4,900,000
1,400	SOFR + 0.10%	5.40	(e)	08/01/23	09/04/24	1,400,000
3,000	SOFR + 0.10%	5.40	(e)	08/01/23	09/06/24	3,000,000
1,000	SOFR + 0.12%	5.42	(e)	08/01/23	05/01/25	1,000,000
2,400		5.69		—	06/25/24	2,400,000
4,700	Federal Home Loan Mortgage Corp., MTN	5.45		—	06/14/24	4,700,000
	Total U.S. Agency Securities (Cost $91,742,123)					91,742,123
	Total Investments (Cost $858,605,959) (f)(g)				100.4%	858,605,959
	Liabilities in Excess of Other Assets				(0.4)	(3,392,325)
	Net Assets				100.0%	$855,213,634

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Portfolio of Investments  ◼  July 31, 2023 (unaudited) continued

  MTN  Medium Term Note.

  SOFR  Secured Overnight Financing Rate.

  (a)  Perpetual - One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time after which they revert to a floating rate. Interest rates in effect are as of July 31, 2023.

  (b)  Date of next interest rate reset.

  (c)  Rate shown is the yield to maturity at July 31, 2023.

  (d)  Security is subject to delayed delivery.

  (e)  Floating or variable rate securities: The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

  (f)  Securities are available for collateral in connection with securities purchased on a forward commitment basis.

  (g)  The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements

Statement of Assets and Liabilities July 31, 2023 (unaudited)

Assets:
Investments in securities, at value (cost $858,605,959, including value of repurchase agreements of $646,000,000)	$858,605,959
Cash	961,302
Receivable for:
Shares of beneficial interest sold	13,437,872
Investments sold	6,150,720
Interest	1,092,402
Prepaid expenses and other assets	107,226
Total Assets	880,355,481
Liabilities:
Payable for:
Investments purchased	21,195,645
Shares of beneficial interest redeemed	3,611,544
Advisory fee	100,119
Shareholder services fee	66,746
Dividends to shareholders	47,206
Trustees' fees	38,895
Administration fee	33,373
Accrued expenses and other payables	48,319
Total Liabilities	25,141,847
Net Assets	$855,213,634
Composition of Net Assets:
Paid-in-Capital	$855,426,269
Total Accumulated Loss	(212,635)
Net Assets	$855,213,634
R Class Shares:
Net Assets	$504,067,130
Shares Outstanding (unlimited shares authorized, $0.01 par value)	504,249,165
Net Asset Value Per Share	$1.00
S Class Shares:
Net Assets	$351,146,504
Shares Outstanding (unlimited shares authorized, $0.01 par value)	351,177,967
Net Asset Value Per Share	$1.00

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statement of Operations For the six months ended July 31, 2023 (unaudited)

Net Investment Income:
Interest Income	$19,648,873
Expenses
Advisory fee (Note 3)	595,436
Shareholder services fee (Note 4)	396,957
Administration fee (Note 3)	198,479
Professional fees	73,848
Transfer agent fees (Note 5)	47,639
Registration fees	33,547
Shareholder reports and notices	14,075
Custodian fees (Note 6)	13,171
Trustees' fees and expenses	9,330
Other	7,344
Total Expenses	1,389,826
Net Investment Income	18,259,047
Net Realized Loss	(53,631)
Net Increase in Net Assets Resulting from Operations	$18,205,416

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED JULY 31, 2023	FOR THE YEAR ENDED JANUARY 31, 2023
	(unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$18,259,047	$10,856,482
Net realized loss	(53,631)	(91,736)
Net Increase in Net Assets Resulting from Operations	18,205,416	10,764,746
Distributions to Shareholders from:
Net Investment Income
R Class Shares	(11,573,296)	(8,308,571)
S Class Shares	(6,685,751)	(2,547,911)
Total Distributions to Shareholders	(18,259,047)	(10,856,482)
Net increase from transactions in shares of beneficial interest	152,713,130	17,729,535
Net Increase	152,659,499	17,637,799
Net Assets:
Beginning of Period	702,554,135	684,916,336
End of Period	$855,213,634	$702,554,135

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley U.S. Government Money Market Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance Accounting Standards Codification ("ASC") Topic 946. The Fund's investment objectives are security of principal, high current income and liquidity. The Fund was organized as a Massachusetts business trust on November 18, 1981 and commenced operations on February 17, 1982.

The Fund offers two classes of shares, R Class and S Class Shares. The two classes have the same fees and expenses.

The Fund operates as a "government money market fund," which allows the Fund to continue to seek a stable Net Asset Value ("NAV"). The Fund is exempt from the requirements relating to the imposition of liquidity fees and/or redemption gates.

On July 12, 2023, the Securities and Exchange Commission ("SEC") approved certain regulatory changes that impact money market funds, including the Fund. Previously, the Fund, as a government money market fund, was permitted to opt-in to a liquidity fee and redemption gate framework, whereby the Fund would have had the ability to impose a liquidity fee or redemption gate if it invested less than 30% of its total assets in weekly liquid assets ("Prior Liquidity Fee and Redemption Gate Framework"). As part of the recently approved regulatory changes, the SEC revised the Prior Liquidity Fee and Redemption Gate Framework to remove (i) the ability of a money market fund to impose a redemption gate (other than as part of a liquidation) and (ii) the tie between a fund's weekly liquid asset levels and its ability to impose a liquidity fee. Accordingly, beginning October 2, 2023, the Fund is permitted to opt-in to a revised liquidity fee framework after appropriate notice to shareholders, whereby the Fund would have the ability to impose a liquidity fee of up to 2% without regard to the Fund's level of weekly liquid assets if the Fund's Board of Trustees believes such fee to be in the best interest of the Fund and its shareholders ("Current Liquidity Fee Framework"). The Fund is exempt from the Current Liquidity Fee Framework, but the Fund's Board of Trustees reserves its right to opt-in to the Current Liquidity Fee Framework in the future after providing appropriate notice to shareholders.

These regulatory changes also included, among other things, an increase in minimum daily and weekly liquidity for money market funds. The Fund will implement these regulatory changes, as applicable, over the course of the next approximately 12 months, and such changes may affect Fund operations and return potential.

The following is a summary of significant accounting policies:

A. Valuation of Investments — Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Act. The amortized cost of an instrument is

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. Multiple Class Allocations — Investment income, expenses and realized and unrealized gains and losses are allocated to each class of shares based upon the relative NAV on the date such items are recognized. Shareholder services fees are charged directly to the respective class.

D. Repurchase Agreements — The Fund invests directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian for investment companies advised by Morgan Stanley Investment Management Inc. (the "Adviser"). The Fund will participate on a pro-rata basis with the other investment companies in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Repurchase agreements are subject to Master Repurchase Agreements, which are agreements between the Fund and its counterparties that typically include provisions which provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated on the Portfolio of Investments, the cash or securities to be repurchased exceeds the repurchase price to be paid under the repurchase agreement reducing the net settlement amount to zero.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the close of each business day. Dividends from net investment income, if any, are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

G. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") ASC 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Repurchase Agreements	$—	$646,000,000	$—	$646,000,000
U.S. Treasury Securities	—	120,863,836	—	120,863,836
U.S. Agency Securities	—	91,742,123	—	91,742,123
Total Assets	$—	$858,605,959	$—	$858,605,959

3. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays the Adviser an advisory fee, accrued daily and paid monthly, by applying the annual rate of 0.15% to the average daily net assets of the Fund determined as of the close of each business day.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual rate, accrued daily and paid monthly, of 0.05% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to assume all operating expenses of the Fund and to waive the advisory fee and administration fee, as applicable, to the extent that such expenses and fees excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), on an annualized basis exceeds 0.56% of the average daily net assets of the Fund. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Fund's Board of Trustees (the "Trustees") acts to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate.

In addition, the Adviser and Administrator have also agreed to waive all or a portion of the Fund's advisory fee and administration fee, respectively, and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Adviser and Administrator may make

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

additional voluntary fee waivers and/or expense reimbursements. The ratios of expenses to average net assets disclosed in the Fund's Financial Highlights may be lower than the maximum expense cap of 0.56% due to these additional fee waivers and/or expense reimbursements. The Adviser and Administrator may discontinue these voluntary fee waivers and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

4. Shareholder Services Plan

Pursuant to a Shareholder Services Plan (the "Plan"), the Fund may pay Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator, as compensation for the provision of services to shareholders a service fee up to the rate of 0.15% on an annualized basis of the average daily net assets of the Fund for R Class and S Class shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended July 31, 2023, the shareholder services fee was accrued at the annual rate of 0.10%.

The Distributor has agreed to waive all or a portion of the Fund's shareholder services fee and/or reimburse expenses, to the extent that total expenses exceed total income of the Fund on a daily basis. The Distributor may discontinue this voluntary fee waiver and/or expense reimbursements at any time in the future. This arrangement had no effect during the most recent reporting period.

5. Dividend Disbursing and Transfer/Co-Transfer Agent

The Fund's dividend disbursing and transfer agent is SS&C Global Investor & Distribution Solutions, Inc. ("SS&C GIDS"). Pursuant to a Transfer Agency Agreement, the Fund pays SS&C GIDS, Inc. a fee based on the number of classes, accounts and transactions relating to the Fund.

Eaton Vance Management ("EVM"), an affiliate of Morgan Stanley, provides co-transfer agency and related services to the Fund pursuant to a Co-Transfer Agency Services Agreement. For the six months ended July 31, 2023, co-transfer agency fees and expenses incurred to EVM, included in "Transfer agent fees" in the Statement of Operations, amounted to $1,185.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

6. Custodian Fees

State Street (the "Custodian") also serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

7. Transactions with Affiliates

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended July 31, 2023, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended July 31, 2023, included in "Trustees' fees and expenses" in the Statement of Operations amounted to $2,143. At July 31, 2023, the Fund had an accrued pension liability of $38,895, which is reflected as "Trustees' fees" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	FOR THE SIX MONTHS ENDED JULY 31, 2023	FOR THE YEAR ENDED JANUARY 31, 2023
	(unaudited)
R CLASS SHARES
Shares sold	652,797,483	1,365,951,903
Shares issued in reinvestment of dividends	11,576,472	8,310,284
Shares redeemed	(686,025,643)	(1,414,779,114)
Net decrease — R Class	(21,651,688)	(40,516,927)
S CLASS SHARES
Shares sold	340,317,049	211,314,359
Shares issued in reinvestment of dividends	6,551,888	2,502,416
Shares redeemed	(172,504,119)	(155,570,313)
Net increase — S Class	174,364,818	58,246,462
Net increase in Fund	152,713,130	17,729,535

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended January 31, 2023, remains subject to examination by taxing authorities.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2023 and 2022 was as follows:

2023 DISTRIBUTIONS PAID FROM:		2022 DISTRIBUTIONS PAID FROM:
ORDINARY INCOME	LONG-TERM CAPITAL GAIN	ORDINARY INCOME
$10,855,432	$1,050	$70,376

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended January 31, 2023.

At January 31, 2023, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$953	$—

At January 31, 2023, the Fund had available for federal income tax purposes unused short-term capital losses of $91,736 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Market Risk and Risks Relating to Certain Financial Instruments

The Fund may invest in, or receive as collateral for repurchase agreements, securities issued by Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). Securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

Morgan Stanley U.S. Government Money Market Trust

Notes to Financial Statements  ◼  July 31, 2023 (unaudited) continued

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

The Fund may enter into repurchase agreements under which the Fund sends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to certain costs and delays.

An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets and economies may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund and its investments will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

11. Other

At July 31, 2023, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 81.2%.

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED JANUARY 31
	MONTHS ENDED
	JULY 31, 2023		2023		2022		2021		2020	2019
	(unaudited)
R Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net income from investment operations	0.023		0.017		0.000	(1)	0.002		0.018	0.016
Less dividends from net investment income	(0.023)		(0.017)		(0.000	)(1)	(0.002)		(0.018)	(0.016)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return	2.30	%(2)	1.70%		0.01%		0.18%		1.85%	1.61%
Ratios to Average Net Assets:
Net expenses	0.35	%(3)	0.32	%(4)	0.06	%(4)	0.21	%(4)	0.35%	0.36%
Net investment income	4.60	%(3)	1.68	%(4)	0.01	%(4)	0.19	%(4)	1.82%	1.55%
Supplemental Data:
Net assets, end of period, in millions	$504		$526		$566		$572		$656	$520

(1)  Amount is less than $0.001.

(2)  Not annualized.

(3)  Annualized.

(4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)
January 31, 2021	0.35	0.05

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED JANUARY 31
	MONTHS ENDED
	JULY 31, 2023		2023		2022		2021		2020	2019
	(unaudited)
S Class Shares
Selected Per Share Data:
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Net income from investment operations	0.023		0.017		0.000	(1)	0.002		0.018	0.016
Less dividends from net investment income	(0.023)		(0.017)		(0.000	)(1)	(0.002)		(0.018)	(0.016)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total Return	2.30	%(2)	1.70%		0.01%		0.18%		1.85%	1.61%
Ratios to Average Net Assets:
Net expenses	0.35	%(3)	0.32	%(4)	0.06	%(4)	0.21	%(4)	0.35%	0.36%
Net investment income	4.60	%(3)	1.68	%(4)	0.01	%(4)	0.19	%(4)	1.82%	1.55%
Supplemental Data:
Net assets, end of period, in thousands	$351,147		$176,801		$118,569		$124,619		$197,718	$148,391

(1)  Amount is less than $0.001.

(2)  Not annualized.

(3)  Annualized.

(4)  If the Fund had borne all of its expenses that were reimbursed or waived by the Distributor and/or Adviser/Administrator, the annualized expense and net investment income (loss) ratios would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
January 31, 2023	0.36%	1.64%
January 31, 2022	0.36	(0.29)
January 31, 2021	0.35	0.05

See Notes to Financial Statements

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited)

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2022, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and,

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's actual management fee and total expense ratio were higher than its peer group averages and the contractual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was competitive with its peer group average; and (ii) management fee and total expense ratio were acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Morgan Stanley U.S. Government Money Market Trust

Investment Advisory Agreement Approval (unaudited) continued

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley U.S. Government Money Market Trust

U.S. Customer Privacy Notice (unaudited)   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share

Morgan Stanley U.S. Government Money Market Trust

U.S. Customer Privacy Notice (unaudited) continued   April 2021

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Morgan Stanley U.S. Government Money Market Trust

U.S. Customer Privacy Notice (unaudited) continued   April 2021

What we do

Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Trustees

Frank L. Bowman

Frances L. Cashman

Kathleen A. Dennis

Nancy C. Everett

Eddie A. Grier

Jakki L. Haussler

Dr. Manuel H. Johnson

Joseph J. Kearns

Michael F. Klein

Patricia A. Maleski

W. Allen Reed, Chair of the Board

Officers

John H. Gernon

President and Principal Executive Officer

Deidre A. Downes

Chief Compliance Officer

Francis J. Smith

Treasurer and Principal Financial Officer

Mary E. Mullin

Secretary

Michael J. Key

Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.

522 Fifth Avenue

New York, New York 10036

Transfer Agent

SS&C Global Investor & Distribution Solutions, Inc.

P.O. Box 219804

Kansas City, Missouri 64121-9804

Co-Transfer Agent

Eaton Vance Management

Two International Place

Boston, Massachusetts 02110

Custodian

State Street Bank and Trust Company

One Congress Street

Boston, Massachusetts 02114

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas,
22nd Floor

New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling 1 (800) 869-6397.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2023 Morgan Stanley

DWGSAN
5899861 EXP 09.30.24

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) See Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

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Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification

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SIGNATURES

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley U.S. Government Money Market Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 14, 2023

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
September 14, 2023

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
September 14, 2023

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